Income Taxes (Details 1) (Detail) - ZETA ACQUISITION CORP. II [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Reconciliation [Line Items]
US federal income tax benefit at statutory rate	$ (13,400)	$ (10,700)
Other		100
Change in valuation allowance	13,400	10,600
Benefit from income taxes	$ 0	$ 0